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                United States Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM 13F

                 Report for the Quarter Ended December 31, 2003

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   Check here if Amendment:         [_] Amendment No.
   This Amendment                   [_] is a restatement
                                    [_] Adds new holdings entries

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Name of Institutional Investment Manager Filing this Report:

         Cadence Capital Management LLC
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Address:

         265 Franklin Street, 11/th/ Floor, Boston MA 02110
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         Form 13-F File No.  28-5658

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               The institutional investment manager filing this Report and the person by whom it is signed hereby represent that the person signing the Report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this Form.

               Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Francisco and the State of California on the 10th day of February, 2004.

                                                  Cadence Capital Management LLC
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Person Signing this Report on Behalf of                   (Name of Institutional
Reporting Manager:                                          Investment Manager)

Name:    Stewart A. Smith
Title:   Secretary
Phone:   (949) 219-2200

                                                      /s/ STEWART A. SMITH
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                                            (Signature of Person Duly Authorized
                                                   to Submit This Report)
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          Report Type:

                    [_] 13F HOLDINGS REPORT. (Check here if all holdings of this Reporting Manager are reported in this Report)

                    [X] 13F NOTICE. (Check here if no holdings are reported in this Report, and all holdings are reported by other Reporting Manager(s))

                    [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this Reporting Manager are reported in this Report and a portion are reported by other Reporting Manager(s))
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          List of Other Managers Reporting for this Manager

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           13F File No.:      Name:
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          28-2701             Allianz Dresdner Asset Management of
                              America L.P.
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